------------------------------
                                                          OMB APPROVAL
                                                 ------------------------------
                                                 OMB Number:          3235-0006
                                                 Expires:       August 31, 2012
                                                 Estimated average burden
                                                 hours per response........22.6
                                                 ------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      04/25/12
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,535,404
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    48120   539400 SH       Sole                   539400
American Express Co.           COM              025816109    92888  1605400 SH       Sole                  1605400
Becton, Dickinson & Company    COM              075887109    40502   521600 SH       Sole                   521600
CVS Caremark Corp.             COM              126650100    60099  1341500 SH       Sole                  1341500
Diageo PLC                     COM              25243Q205    71970   745800 SH       Sole                   745800
Goldman Sachs Group Inc.       COM              38141G104    59698   480000 SH       Sole                   480000
International Business Machine COM              459200101    84107   403100 SH       Sole                   403100
Johnson & Johnson              COM              478160104    71184  1079200 SH       Sole                  1079200
JPMorgan Chase & Co.           COM              46625H100    57365  1247600 SH       Sole                  1247600
McDonald's Corp.               COM              580135101   119800  1221200 SH       Sole                  1221200
Microsoft Corp.                COM              594918104    74809  2319300 SH       Sole                  2319300
Morgan Stanley                 COM              617446448    35256  1795100 SH       Sole                  1795100
NIKE, Inc.                     COM              654106103    69239   638500 SH       Sole                   638500
PepsiCo, Inc.                  COM              713448108   103340  1557500 SH       Sole                  1557500
Pfizer Inc.                    COM              717081103    44683  1973200 SH       Sole                  1973200
Quest Diagnostics Inc.         COM              74834L100    40622   664300 SH       Sole                   664300
Target Corp.                   COM              87612E106    61562  1056500 SH       Sole                  1056500
The Coca-Cola Co.              COM              191216100   103118  1393300 SH       Sole                  1393300
The Procter & Gamble Co.       COM              742718109    49124   730900 SH       Sole                   730900
UnitedHealth Group Inc.        COM              91324P102    41240   699700 SH       Sole                   699700
Wal-Mart Stores, Inc.          COM              931142103   116800  1908500 SH       Sole                  1908500
Wells Fargo & Company          COM              949746101    55437  1623800 SH       Sole                  1623800
Zimmer Holdings, Inc.          COM              98956P102    34441   535800 SH       Sole                   535800